CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
Available for sale tax effect	$ 4,483	$ 2,012	$ (1,246)
Cash flow hedge tax effect	$ 1,505	$ 123	$ (339)